RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jul. 22, 2020 USD ($)
Related Party Transaction [Line Items]
Proceeds from convertible notes	¥ 17,832	$ 2,813	¥ 84,638	$ 12,880
Accrued interest expenses on convertible debt | ¥	26,870		¥ 21,983
Amounts due from related parties | ¥						¥ 201
Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								$ 100,000
Convertible Debt [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount	¥ 344,619				$ 51,637
Convertible Debt [Member] | March Convertible Notes [Member] | Interest Of Fifteen Percent [Member]
Related Party Transaction [Line Items]
Debt annual interest rate	15.00%			15.00%	15.00%
Convertible Debt [Member] | March Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount					$ 835		$ 3,826
Convertible Debt [Member] | March Convertible Notes [Member] | Interest Of Seventeen Percent [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount				$ 9,054	$ 1,978
Debt annual interest rate	17.00%			17.00%	17.00%